LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–72.77%
Aerospace & Defense–1.71%
Boeing	955	$ 142,429
General Dynamics	29,752	3,936,487
†Howmet Aerospace	11,480	184,369
L3Harris Technologies	1,802	324,576
Lockheed Martin	919	311,495
Northrop Grumman	1,018	307,996
Raytheon	5,593	733,522
Raytheon Technologies	2,422	228,467
Textron	34,588	922,462
TransDigm Group	646	206,843
		7,298,646
Air Freight & Logistics–0.54%
CH Robinson Worldwide	4,878	322,924
Expeditors International of Washington	4,735	315,919
FedEx	2,284	276,958
United Parcel Service Class B	14,977	1,399,151
		2,314,952
Airlines–0.16%
American Airlines Group	12,535	152,802
Delta Air Lines	6,212	177,228
Southwest Airlines	6,259	222,883
†United Airlines Holdings	3,910	123,360
		676,273
Auto Components–0.05%
Aptiv	3,919	192,972
		192,972
Automobiles–1.03%
Ford Motor	40,418	195,219
General Motors	126,810	2,635,112
Harley-Davidson	54,087	1,023,867
†Tesla	1,032	540,768
		4,394,966
Banks–5.58%
Bank of America	157,125	3,335,764
Citigroup	65,744	2,769,137
Citizens Financial Group	88,220	1,659,418
Comerica	19,354	567,846
Cullen/Frost Bankers	12,032	671,265
Fifth Third Bancorp	65,751	976,402
First Republic Bank	3,273	269,303
Huntington Bancshares	24,458	200,800
JPMorgan Chase & Co.	20,811	1,873,614
KeyCorp	58,840	610,171
M&T Bank	21,717	2,246,189
PNC Financial Services Group	37,362	3,576,291
Regions Financial	21,897	196,416
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†SVB Financial Group	1,545	$ 233,419
Truist Financial	65,757	2,027,946
US Bancorp	6,122	210,903
Wells Fargo & Co.	34,361	986,161
Zions Bancorp	52,524	1,405,542
		23,816,587
Beverages–1.87%
Anheuser-Busch InBev	25,897	1,143,866
Brown-Forman Class B	5,643	313,243
Coca-Cola	71,400	3,159,450
Constellation Brands Class A	1,981	283,996
Heineken	25,234	2,141,454
Molson Coors Beverage Class B	6,951	271,159
†Monster Beverage	6,187	348,081
PepsiCo	2,724	327,152
		7,988,401
Biotechnology–0.80%
AbbVie	4,117	313,674
†Alexion Pharmaceuticals	3,338	299,719
Amgen	1,612	326,801
†Biogen	1,291	408,447
†BioMarin Pharmaceutical	4,748	401,206
Gilead Sciences	5,566	416,114
†Incyte	4,103	300,463
†Regeneron Pharmaceuticals	1,053	514,169
†Vertex Pharmaceuticals	1,734	412,605
		3,393,198
Building Products–0.87%
Johnson Controls International	72,876	1,964,737
Trane Technologies	21,394	1,766,930
		3,731,667
Capital Markets–2.30%
Ameriprise Financial	2,258	231,400
Bank of New York Mellon	7,447	250,815
BlackRock	725	318,978
Charles Schwab	8,028	269,901
CME Group	1,786	308,817
E*TRADE Financial	7,888	270,716
Federated Investors Class B	20,591	392,259
Franklin Resources	13,045	217,721
Goldman Sachs Group	15,408	2,381,923
Intercontinental Exchange	3,925	316,944
KKR & Co Class A	12,123	284,527
Moody's	1,656	350,244
Morgan Stanley	69,165	2,351,610
MSCI	1,457	421,015
Northern Trust	3,338	251,885
S&P Global	1,387	339,884
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	4,885	$ 260,224
T. Rowe Price Group	3,002	293,145
TD Ameritrade Holding	8,765	303,795
		9,815,803
Chemicals–2.00%
Air Products & Chemicals	1,501	299,614
BASF	16,224	758,341
Celanese	2,872	210,776
Corteva	100,621	2,364,593
†Dow	34,913	1,020,856
DuPont de Nemours	41,997	1,432,098
Eastman Chemical	4,541	211,520
Ecolab	1,886	293,895
Mosaic	18,023	195,009
Nutrien	15,566	532,140
Nutrien (New York Shares)	21,135	717,322
PPG Industries	2,793	233,495
Sherwin-Williams	600	275,712
		8,545,371
Commercial Services & Supplies–0.20%
Cintas	1,382	239,390
Republic Services	4,194	314,802
Waste Management	3,251	300,912
		855,104
Communications Equipment–0.52%
†Arista Networks	1,883	381,402
Cisco Systems	31,866	1,252,653
Juniper Networks	14,180	271,405
Motorola Solutions	2,247	298,671
		2,204,131
Construction Materials–0.13%
Martin Marietta Materials	1,367	258,678
Vulcan Materials	2,532	273,633
		532,311
Consumer Finance–0.50%
Ally Financial	11,718	169,091
American Express	17,149	1,468,126
Capital One Financial	3,655	184,285
Discover Financial Services	4,280	152,667
Synchrony Financial	9,764	157,103
		2,131,272
Containers & Packaging–0.79%
Avery Dennison	6,020	613,257
Ball	5,563	359,704
International Paper	41,912	1,304,721
Sonoco Products	18,038	836,061
WestRock	9,052	255,809
		3,369,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.05%
Genuine Parts	3,450	$ 232,288
		232,288
Diversified Financial Services–0.50%
†Berkshire Hathaway Class B	1,646	300,938
Equitable Holdings	49,680	717,876
Voya Financial	27,897	1,131,224
		2,150,038
Diversified Telecommunication Services–1.17%
AT&T	107,577	3,135,870
BT Group	101,159	147,142
CenturyLink	24,164	228,591
Deutsche Telekom	89,375	1,154,316
Verizon Communications	6,079	326,625
		4,992,544
Electric Utilities–4.85%
American Electric Power	24,980	1,997,900
Avangrid	7,437	325,592
Duke Energy	32,894	2,660,467
Edison International	5,207	285,292
Entergy	42,427	3,986,865
Eversource Energy	4,458	348,660
Exelon	109,203	4,019,762
FirstEnergy	29,717	1,190,760
NextEra Energy	1,568	377,292
PPL	121,369	2,995,387
Southern	5,864	317,477
SSE	113,691	1,826,907
Xcel Energy	5,957	359,207
		20,691,568
Electrical Equipment–0.72%
ABB	87,442	1,519,832
AMETEK	3,685	265,394
Eaton	3,967	308,196
Emerson Electric	14,736	702,170
Rockwell Automation	1,806	272,544
		3,068,136
Electronic Equipment, Instruments & Components–0.38%
Amphenol Class A	3,481	253,695
Corning	53,667	1,102,320
†Keysight Technologies	3,317	277,567
		1,633,582
Energy Equipment & Services–0.25%
Baker Hughes	62,620	657,510
Halliburton	17,412	119,272
National Oilwell Varco	15,992	157,201
Schlumberger	10,077	135,939
		1,069,922

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.48%
Activision Blizzard	6,806	$ 404,821
†Electronic Arts	3,737	374,335
†Netflix	1,228	461,114
Walt Disney	8,184	790,575
		2,030,845
Equity Real Estate Investment Trusts–1.63%
Alexandria Real Estate Equities	2,278	312,223
American Tower	1,669	363,425
AvalonBay Communities	1,686	248,129
Boston Properties	2,629	242,473
Crown Castle International	2,694	389,014
Digital Realty Trust	3,050	423,675
Equinix	662	413,465
Equity Residential	4,184	258,195
Essex Property Trust	1,134	249,752
Healthpeak Properties	10,501	250,449
Host Hotels & Resorts	20,774	229,345
Prologis	4,060	326,302
Public Storage	1,702	338,034
Realty Income	4,670	232,846
SBA Communications	1,527	412,244
Simon Property Group	2,349	128,866
Ventas	6,204	166,267
Vornado Realty Trust	5,532	200,314
Welltower	4,307	197,174
Weyerhaeuser	92,018	1,559,705
		6,941,897
Food & Staples Retailing–1.02%
Costco Wholesale	1,191	339,590
Kroger	13,595	409,481
Sysco	39,435	1,799,419
†U.S. Foods Holding	66,264	1,173,535
Walgreens Boots Alliance	5,821	266,311
Walmart	3,043	345,746
		4,334,082
Food Products–4.61%
Archer-Daniels-Midland	8,304	292,135
Campbell Soup	73,447	3,390,314
Conagra Brands	12,374	363,053
Danone	10,296	658,925
General Mills	90,956	4,799,748
Hershey	2,503	331,648
Hormel Foods	8,541	398,352
JM Smucker	3,452	383,172
Kellogg	21,288	1,277,067
Kraft Heinz	45,160	1,117,258
McCormick & Co Non-Voting Shares	2,227	314,475
Mondelez International Class A	84,522	4,232,862
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Nestle	18,489	$ 1,892,678
Tyson Foods Class A	4,005	231,769
		19,683,456
Health Care Equipment & Supplies–1.94%
Abbott Laboratories	4,220	333,000
†ABIOMED	1,621	235,304
†Alcon	14,982	767,539
†Align Technology	1,349	234,659
Baxter International	4,453	361,539
Becton Dickinson & Co.	1,461	335,694
†Boston Scientific	8,413	274,516
Danaher	2,547	352,530
DENTSPLY SIRONA	6,388	248,046
†Edwards Lifesciences	1,472	277,649
†IDEXX Laboratories	1,403	339,863
†Intuitive Surgical	635	314,458
Medtronic	21,864	1,971,696
ResMed	2,466	363,217
Stryker	1,754	292,024
Zimmer Biomet Holdings	15,417	1,558,350
		8,260,084
Health Care Providers & Services–2.13%
AmerisourceBergen	4,156	367,806
Anthem	9,815	2,228,398
Cardinal Health	6,432	308,350
†Centene	6,307	374,699
Cigna	1,845	326,897
CVS Health	29,865	1,771,890
HCA Healthcare	2,620	235,407
†Henry Schein	5,284	266,948
Humana	1,061	333,175
†Laboratory Corp of America Holdings	2,066	261,122
McKesson	14,991	2,027,683
Quest Diagnostics	3,405	273,421
UnitedHealth Group	1,322	329,680
		9,105,476
Health Care Technology–0.16%
Cerner	5,205	327,863
†Veeva Systems Class A	2,362	369,346
		697,209
Hotels, Restaurants & Leisure–0.77%
Carnival	31,006	408,349
†Chipotle Mexican Grill	473	309,531
Darden Restaurants	5,253	286,078
Hilton Worldwide Holdings	3,574	243,890
Las Vegas Sands	5,684	241,399
Marriott International Class A	2,628	196,601
McDonald's	1,882	311,189

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	11,417	$ 134,721
Royal Caribbean Cruises	3,022	97,218
Starbucks	4,295	282,353
Wynn Resorts	3,029	182,316
Yum Brands	3,681	252,259
Yum China Holdings	8,326	354,937
		3,300,841
Household Durables–0.15%
DR Horton	6,629	225,386
Lennar Class A	5,978	228,359
†Mohawk Industries	2,533	193,116
		646,861
Household Products–1.99%
Church & Dwight	5,407	347,021
Clorox	2,492	431,739
Colgate-Palmolive	5,462	362,459
Kimberly-Clark	25,777	3,296,105
Procter & Gamble	36,747	4,042,170
		8,479,494
Industrial Conglomerates–0.78%
3M	10,772	1,470,486
General Electric	31,400	249,316
Honeywell International	1,990	266,242
Roper Technologies	1,046	326,153
Siemens	12,294	1,029,438
		3,341,635
Insurance–2.68%
Aflac	6,649	227,662
Allstate	3,189	292,527
American International Group	88,324	2,141,857
Hartford Financial Services Group	84,134	2,964,882
✱Lincoln National	6,157	162,052
Loews	7,212	251,194
†Markel	316	293,213
Marsh & McLennan	3,451	298,373
MetLife	7,342	224,445
Principal Financial Group	6,622	207,533
Progressive	4,996	368,905
Prudential Financial	3,862	201,365
Travelers	20,670	2,053,565
Willis Towers Watson	10,399	1,766,270
		11,453,843
Interactive Media & Services–0.36%
†Alphabet Class A	271	314,888
†Facebook Class A	1,818	303,242
†InterActiveCorp	1,646	295,013
†Snap Class A	26,169	311,149
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Twitter	12,458	$ 305,969
		1,530,261
Internet & Direct Marketing Retail–0.52%
†Amazon.com	207	403,592
†Booking Holdings	722	971,321
eBay	10,342	310,880
Expedia Group	3,725	209,606
†MercadoLibre	662	323,440
		2,218,839
IT Services–2.07%
Accenture Class A	1,809	295,337
†Akamai Technologies	4,127	377,579
Automatic Data Processing	13,027	1,780,530
Cognizant Technology Solutions Class A	47,413	2,203,282
DXC Technology	9,717	126,807
Fidelity National Information Services	2,685	326,604
†Fiserv	3,124	296,749
†FleetCor Technologies	1,190	221,983
Global Payments	2,031	292,931
International Business Machines	9,124	1,012,125
Mastercard Class A	1,299	313,787
Paychex	4,271	268,731
†PayPal Holdings	3,495	334,611
†Square Class A	5,484	287,252
†VeriSign	1,953	351,716
Visa Class A	2,027	326,590
		8,816,614
Life Sciences Tools & Services–0.45%
Agilent Technologies	4,656	333,463
†Illumina	1,182	322,828
†IQVIA Holdings	2,488	268,356
†Mettler-Toledo International	501	345,945
Thermo Fisher Scientific	1,181	334,931
†Waters	1,639	298,380
		1,903,903
Machinery–1.48%
Caterpillar	2,448	284,066
Cummins	10,095	1,366,055
Deere & Co.	6,560	906,330
Dover	3,252	272,973
Flowserve	62,203	1,486,030
Fortive	4,969	274,239
Illinois Tool Works	2,065	293,478
†Ingersoll Rand	2,439	60,487
PACCAR	4,510	275,696
Parker-Hannifin	1,839	238,574
Pentair	21,086	627,519

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	2,258	$ 225,800
		6,311,247
Media–1.11%
†Charter Communications Class A	3,565	1,555,445
Comcast Class A	50,005	1,719,172
Fox Class A	10,390	245,516
†Liberty Broadband Class C	3,095	342,678
†Liberty Media-Liberty SiriusXM Class C	7,715	243,948
Omnicom Group	4,591	252,046
Sirius XM Holdings	52,275	258,239
ViacomCBS Class B	9,378	131,386
		4,748,430
Metals & Mining–0.21%
Freeport-McMoRan	31,940	215,595
Newmont	9,632	436,137
Nucor	6,583	237,120
		888,852
Mortgage Real Estate Investment Trusts (REITs)–0.05%
Annaly Capital Management	38,908	197,264
		197,264
Multiline Retail–0.57%
Dollar General	2,265	342,038
†Dollar Tree	3,324	244,214
Target	19,877	1,847,965
		2,434,217
Multi-Utilities–2.23%
Ameren	4,756	346,380
CMS Energy	5,948	349,445
Consolidated Edison	21,311	1,662,258
Dominion Energy	46,941	3,388,671
DTE Energy	2,921	277,407
NiSource	13,752	343,388
Public Service Enterprise Group	5,941	266,810
Sempra Energy	22,375	2,528,151
WEC Energy Group	4,109	362,126
		9,524,636
Oil, Gas & Consumable Fuels–3.23%
Apache	14,838	62,023
BP	308,958	1,267,020
Cabot Oil & Gas	19,908	342,219
Canadian Natural Resources	43,632	596,828
†Cheniere Energy	5,888	197,248
Chevron	21,179	1,534,630
Concho Resources	4,873	208,808
ConocoPhillips	44,750	1,378,300
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources	11,320	$ 86,485
Devon Energy	84,620	584,724
Diamondback Energy	4,624	121,149
EOG Resources	4,848	174,140
Exxon Mobil	5,228	198,507
Hess	5,318	177,089
Kinder Morgan	17,698	246,356
Marathon Oil	160,313	527,430
Marathon Petroleum	5,592	132,083
Noble Energy	17,072	103,115
Occidental Petroleum	9,078	105,123
ONEOK	5,074	110,664
Phillips 66	3,056	163,954
Pioneer Natural Resources	2,653	186,108
Royal Dutch Shell Class A	70,702	1,228,354
Royal Dutch Shell Class B	27,065	453,990
Suncor Energy	59,906	956,078
TOTAL	59,105	2,227,004
Valero Energy	3,595	163,069
Williams	16,177	228,905
		13,761,403
Personal Products–0.50%
Coty Class A	30,373	156,725
Estee Lauder Class A	1,864	297,010
L'Oreal	6,541	1,692,880
		2,146,615
Pharmaceuticals–4.99%
Allergan	1,984	351,366
Bayer	28,053	1,607,393
Bristol-Myers Squibb	77,111	4,298,167
†Elanco Animal Health	13,953	312,408
Eli Lilly & Co.	22,087	3,063,909
GlaxoSmithKline	43,489	816,035
Johnson & Johnson	39,006	5,114,857
Merck & Co.	31,399	2,415,839
Pfizer	47,377	1,546,385
Sanofi	16,226	1,404,762
Zoetis	3,090	363,662
		21,294,783
Professional Services–0.24%
†CoStar Group	611	358,785
Equifax	2,637	314,990
Verisk Analytics	2,580	359,600
		1,033,375
Real Estate Management & Development–0.06%
†CBRE Group Class A	6,308	237,875
		237,875
Road & Rail–0.93%
CSX	43,234	2,477,308

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Kansas City Southern	2,376	$ 302,180
†Lyft Class A	8,210	220,439
Norfolk Southern	1,893	276,378
†Uber Technologies	13,609	379,963
Union Pacific	2,052	289,414
		3,945,682
Semiconductors & Semiconductor Equipment–2.25%
†Advanced Micro Devices	9,397	427,376
Analog Devices	3,190	285,984
Applied Materials	5,828	267,039
Broadcom	1,156	274,088
Intel	43,891	2,375,381
KLA	2,034	292,367
Lam Research	1,285	308,400
Maxim Integrated Products	6,257	304,153
Microchip Technology	3,748	254,114
†Micron Technology	7,634	321,086
NVIDIA	1,777	468,417
NXP Semiconductors	14,125	1,171,386
QUALCOMM	28,486	1,927,078
Skyworks Solutions	3,588	320,695
Texas Instruments	3,075	307,285
Xilinx	3,862	301,004
		9,605,853
Software–1.73%
†Adobe	1,224	389,526
†Autodesk	2,254	351,850
†Cadence Design Systems	5,406	357,012
Citrix Systems	3,213	454,800
Intuit	1,371	315,330
Microsoft	2,430	383,235
NortonLifeLock	14,671	274,495
Oracle	54,407	2,629,490
†Palo Alto Networks	1,464	240,038
†salesforce.com	2,233	321,507
†ServiceNow	1,400	401,212
†Splunk	3,053	385,380
†Synopsys	2,614	336,657
†VMware Class A	2,149	260,244
†Workday Class A	2,197	286,093
		7,386,869
Specialty Retail–1.13%
†AutoZone	308	260,568
Best Buy	4,735	269,895
†CarMax	3,691	198,686
Home Depot	1,524	284,546
Kingfisher	383,879	674,287
Lowe's	3,131	269,423
†O'Reilly Automotive	799	240,539
Ross Stores	3,125	271,781
TJX	44,040	2,105,552
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty	1,440	$ 253,008
		4,828,285
Technology Hardware, Storage & Peripherals–0.92%
Apple	9,174	2,332,857
†Dell Technologies Class C	6,502	257,154
Hewlett Packard Enterprise	20,994	203,852
HP	17,589	305,345
NetApp	5,754	239,884
Seagate Technology	6,123	298,802
Western Digital	7,244	301,495
		3,939,389
Textiles, Apparel & Luxury Goods–0.54%
†Capri Holdings	72,515	782,437
Columbia Sportswear	7,307	509,809
†Lululemon Athletica	1,649	312,568
NIKE Class B	3,827	316,646
Tapestry	13,208	171,044
VF	4,102	221,836
		2,314,340
Tobacco–1.15%
Altria Group	7,613	294,394
Philip Morris International	63,256	4,615,158
		4,909,552
Trading Companies & Distributors–0.14%
Fastenal	9,957	311,156
WW Grainger	1,118	277,823
		588,979
Water Utilities–0.09%
American Water Works	3,064	366,332
		366,332
Wireless Telecommunication Services–0.51%
†T-Mobile US	4,665	391,394
Vodafone Group	1,300,486	1,799,149
		2,190,543
Total Common Stock (Cost $377,356,843)		310,499,145
CONVERTIBLE PREFERRED STOCK–0.05%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	224,516
Total Convertible Preferred Stock (Cost $294,815)		224,516
PREFERRED STOCK–0.01%
•Wells Fargo & Co. 5.85%	1,089	26,517
Total Preferred Stock (Cost $28,728)		26,517

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	$ 105,890
Total Agency Obligation (Cost $94,568)		105,890
CONVERTIBLE BONDS–2.18%
Banks–0.07%
BofA Finance 0.13%, excercise price $0.13 9/1/22	321,000	316,508
		316,508
Biotechnology–0.08%
BioMarin Pharmaceutical 1.50%, excercise price $1.50 10/15/20	306,000	324,375
		324,375
Commercial Services–0.02%
Euronet Worldwide 0.75%, excercise price $0.75 3/15/49	80,000	72,650
		72,650
Computers–0.06%
Western Digital 1.50%, excercise price $1.50 2/1/24	269,000	233,983
		233,983
Health Care Products–0.19%
Integra LifeSciences Holdings 0.50%, excercise price $0.50 8/15/25	267,000	235,916
NuVasive 2.25%, excercise price $2.25 3/15/21	247,000	257,085
Wright Medical Group Incguar 1.63%, excercise price $1.63 6/15/23	325,000	326,447
		819,448
Internet–0.42%
Booking Holdings 0.90%, excercise price $0.90 9/15/21	220,000	219,318
Ctrip.com International 1.25%, excercise price $1.25 9/15/22	387,000	385,570
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	215,638
1.63%, exercise price $1.62 6/1/35	224,000	202,211
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	371,883
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
YY 1.38%, excercise price $1.38 6/15/26	466,000	$ 414,449
		1,809,069
Media–0.49%
DISH Network 3.38%, excercise price $3.37 8/15/26	1,103,000	895,472
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	366,000	291,199
Liberty Media
1.38%, exercise price $1.38 10/15/23	780,000	737,100
2.25%, exercise price $2.25 9/30/46	193,106	89,888
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	66,059
		2,079,718
Oil & Gas Services–0.04%
Oil States International 1.50%, excercise price $1.50 2/15/23	201,000	156,906
		156,906
Pharmaceuticals–0.30%
DexCom 0.75%, excercise price $0.75 12/1/23	378,000	660,801
Jazz Investments I 1.88%, excercise price $1.87 8/15/21	55,000	52,113
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	235,000	301,157
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	150,000	144,557
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	146,000	117,235
		1,275,863
Semiconductors–0.23%
Cree 0.88%, excercise price $0.88 9/1/23	447,000	407,839
Microchip Technology 1.63%, excercise price $1.62 2/15/27	274,000	281,218
ON Semiconductor 1.00%, excercise price $1.00 12/1/20	219,000	217,551

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Semiconductors (continued)
Silicon Laboratories 1.38%, excercise price $1.37 3/1/22	78,000	$ 86,296
		992,904
Software–0.16%
Nuance Communications 1.25%, excercise price $1.25 4/1/25	218,000	234,740
RealPage 1.50%, excercise price $1.50 11/15/22	87,000	118,864
Workday 0.25%, excercise price $0.25 10/1/22	301,000	333,357
		686,961
Telecommunications–0.12%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	140,718
GCI Liberty 1.75%, excercise price $1.75 9/30/46	300,000	377,630
		518,348
Total Convertible Bonds (Cost $9,744,638)		9,286,733
CORPORATE BONDS–5.62%
Aerospace & Defense–0.15%
BAE Systems Holdings 2.85% 12/15/20	26,000	25,939
General Dynamics 2.88% 5/11/20	53,000	53,037
Northrop Grumman 2.08% 10/15/20	189,000	188,272
Raytheon 3.13% 10/15/20	350,000	351,805
United Technologies 4.45% 11/16/38	28,000	32,086
		651,139
Agriculture–0.09%
Altria Group 5.80% 2/14/39	185,000	202,715
Philip Morris International
3.60% 11/15/23	36,000	37,504
4.88% 11/15/43	108,000	130,275
		370,494
Airlines–0.04%
♦American Airlines Pass Through Trust 3.70% 4/1/28	29,061	28,000
♦Continental Airlines Pass Through Trust
4.15% 4/11/24	30,604	32,975
4.75% 7/12/22	11,006	11,086
♦United Airlines Pass Through Trust
3.50% 3/1/30	44,785	43,497
3.75% 9/3/26	35,799	36,062
		151,620
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.09%
Ford Motor Credit 4.13% 8/4/25	200,000	$ 177,400
General Motors 6.60% 4/1/36	186,000	161,875
General Motors Financial 5.25% 3/1/26	44,000	38,836
		378,111
Banks–0.99%
Australia & New Zealand Banking Group 2.70% 11/16/20	500,000	496,003
Bank of America 3.25% 10/21/27	275,000	287,208
Citigroup
μ3.67% 7/24/28	49,000	50,774
4.75% 5/18/46	34,000	38,932
5.30% 5/6/44	22,000	26,698
6.68% 9/13/43	299,000	404,573
Citizens Financial Group 2.38% 7/28/21	40,000	40,308
Goldman Sachs Group
4.25% 10/21/25	275,000	289,113
5.25% 7/27/21	36,000	37,424
μHSBC Holdings 2.63% 11/7/25	400,000	388,102
•JPMorgan Chase & Co 4.75% (LIBOR03M + 3.32%) 7/1/20	58,000	50,344
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	37,387
μ3.51% 1/23/29	327,000	336,970
μ3.90% 1/23/49	102,000	117,950
μ4.26% 2/22/48	46,000	55,268
4.50% 1/24/22	6,000	6,266
Morgan Stanley 4.00% 7/23/25	61,000	65,285
PNC Financial Services Group 3.45% 4/23/29	291,000	288,582
US Bancorp 3.10% 4/27/26	208,000	210,673
Wells Fargo & Co.
3.55% 9/29/25	59,000	62,228
4.10% 6/3/26	40,000	42,717
4.65% 11/4/44	333,000	383,530
Westpac Banking 2.10% 5/13/21	525,000	524,246
		4,240,581
Beverages–0.08%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	101,000	110,242
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	91,000	95,060
Heineken 3.50% 1/29/28	90,000	91,080

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Beverage 4.20% 7/15/46	34,000	$ 30,430
		326,812
Biotechnology–0.05%
Gilead Sciences
2.55% 9/1/20	162,000	162,483
4.40% 12/1/21	44,000	45,435
		207,918
Chemicals–0.02%
LYB Finance 8.10% 3/15/27	67,000	85,946
Sherwin-Williams 4.50% 6/1/47	14,000	15,212
		101,158
Computers–0.09%
Apple
2.15% 2/9/22	254,000	259,626
3.35% 2/9/27	30,000	32,726
Dell International 5.45% 6/15/23	58,000	59,517
DXC Technology 4.45% 9/18/22	44,000	45,336
		397,205
Diversified Financial Services–0.54%
Air Lease
3.00% 9/15/23	6,000	4,836
4.25% 9/15/24	38,000	33,810
Aircastle 4.40% 9/25/23	304,000	293,878
American Express 3.63% 12/5/24	30,000	31,071
Capital One Financial 3.20% 1/30/23	317,000	313,311
Convertible Trust 0.25% 12/4/24	848,000	827,478
Convertible Trust - Energy 0.33% 9/19/24	832,000	768,352
Synchrony Financial 3.95% 12/1/27	54,000	48,026
		2,320,762
Electric–0.11%
Electricite de France 4.88% 1/22/44	84,000	92,108
Georgia Power 3.70% 1/30/50	51,000	52,864
NextEra Energy Capital Holdings 3.55% 5/1/27	50,000	51,609
Oglethorpe Power 4.55% 6/1/44	52,000	55,466
Ohio Power 5.38% 10/1/21	18,000	18,820
PPL Electric Utilities 6.25% 5/15/39	4,000	5,479
Sempra Energy 3.80% 2/1/38	54,000	50,698
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy 3.50% 12/1/49	143,000	$ 126,009
		453,053
Electronics–0.01%
Avnet 4.63% 4/15/26	64,000	63,760
		63,760
Entertainment–0.06%
Live Nation Entertainment 2.50% 3/15/23	272,000	258,544
		258,544
Environmental Control–0.01%
Waste Management 3.90% 3/1/35	42,000	47,991
		47,991
Food–0.14%
Ingredion 6.63% 4/15/37	23,000	32,155
Kraft Heinz Foods 4.63% 10/1/39	90,000	80,679
Nestle Holdings 3.10% 9/24/21	465,000	472,177
		585,011
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	28,313
		28,313
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	54,764
		54,764
Health Care Products–0.01%
Medtronic
3.15% 3/15/22	0	0
4.38% 3/15/35	23,000	28,642
		28,642
Health Care Services–0.05%
Laboratory Corp of America Holdings
3.20% 2/1/22	54,000	54,438
4.70% 2/1/45	23,000	26,148
UnitedHealth Group 3.50% 8/15/39	135,000	145,190
		225,776
Home Builders–0.02%
MDC Holdings 6.00% 1/15/43	94,000	88,877
		88,877
Insurance–0.45%
Allstate 3.28% 12/15/26	28,000	29,045

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American Financial Group 4.50% 6/15/47	46,000	$ 45,889
American International Group 4.38% 1/15/55	64,000	62,320
Athene Global Funding
2.75% 6/25/24	250,000	250,247
4.00% 1/25/22	110,000	111,138
Guardian Life Global Funding 2.90% 5/6/24	291,000	299,526
Jackson National Life Global Funding
2.10% 10/25/21	46,000	45,720
3.25% 1/30/24	42,000	41,803
Liberty Mutual Group 4.85% 8/1/44	88,000	94,489
Markel
5.00% 3/30/43	34,000	36,570
5.00% 5/20/49	273,000	296,481
Nationwide Financial Services 5.30% 11/18/44	40,000	45,672
PartnerRe Finance 3.70% 7/2/29	300,000	337,891
Prudential Financial 3.91% 12/7/47	14,000	13,538
Reinsurance Group of America 4.70% 9/15/23	34,000	37,429
Reliance Standard Life Global Funding II 3.05% 1/20/21	42,000	41,678
Travelers 4.60% 8/1/43	60,000	72,016
Willis North America 3.60% 5/15/24	22,000	22,706
WR Berkley 4.63% 3/15/22	38,000	32,642
		1,916,800
Machinery Diversified–0.07%
Deere & Co. 2.60% 6/8/22	314,000	317,427
		317,427
Media–0.32%
Charter Communications Operating 4.46% 7/23/22	321,000	331,562
Comcast
3.90% 3/1/38	74,000	83,186
4.15% 10/15/28	315,000	358,609
4.60% 10/15/38	36,000	44,852
6.45% 3/15/37	27,000	39,002
Discovery Communications 2.80% 6/15/20	475,000	473,888
NBCUniversal Media 5.95% 4/1/41	18,000	24,872
		1,355,971
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	$ 32,212
		32,212
Mining–0.01%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	23,623
		23,623
Oil & Gas–0.03%
ConocoPhillips 4.15% 11/15/34	20,000	21,700
Husky Energy 3.95% 4/15/22	26,000	23,542
Noble Energy 5.25% 11/15/43	74,000	43,509
Occidental Petroleum
3.20% 8/15/26	33,000	16,104
3.40% 4/15/26	32,000	15,369
Suncor Energy 3.60% 12/1/24	30,000	29,039
		149,263
Packaging & Containers–0.03%
Packaging Corporation of America 4.50% 11/1/23	102,000	110,479
		110,479
Pharmaceuticals–0.33%
AbbVie
4.05% 11/21/39	223,000	233,865
4.50% 5/14/35	64,000	73,626
Allergan Finance 4.85% 6/15/44	86,000	106,726
Becton Dickinson and Co. 4.88% 5/15/44	35,000	35,856
Bristol-Myers Squibb 4.13% 6/15/39	108,000	130,317
Cigna 4.80% 8/15/38	328,000	368,629
CVS Health
3.38% 8/12/24	34,000	35,084
4.10% 3/25/25	122,000	128,395
♦CVS Pass Through Trust 6.04% 12/10/28	199,870	216,930
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	8,884
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,365
Mylan 3.15% 6/15/21	38,000	37,650
Zoetis 4.70% 2/1/43	32,000	36,022
		1,416,349
Pipelines–0.23%
Cameron LNG 3.70% 1/15/39	90,000	79,834
Energy Transfer Operating
4.20% 9/15/23	170,000	148,487
4.90% 3/15/35	32,000	25,177
5.00% 5/15/50	106,000	81,824

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating
4.25% 2/15/48	68,000	$ 63,508
6.45% 9/1/40	2,000	2,431
Kinder Morgan 5.30% 12/1/34	38,000	36,630
MPLX
4.50% 7/15/23	389,000	334,764
4.50% 4/15/38	78,000	60,962
Plains All American Pipeline 3.65% 6/1/22	32,000	29,241
Spectra Energy Partners 4.50% 3/15/45	48,000	43,637
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	48,292
Texas Eastern Transmission 7.00% 7/15/32	16,000	20,468
		975,255
Private Equity–0.08%
Apollo Management Holdings 4.00% 5/30/24	270,000	281,683
Brookfield Asset Management 4.00% 1/15/25	40,000	40,503
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,235
KKR Group FinanceIII 5.13% 6/1/44	28,000	28,651
		359,072
Real Estate Investment Trusts–0.17%
American Campus Communities Operating Partnership LP 2.85% 2/1/30	55,000	51,505
Crown Castle International 4.75% 5/15/47	4,000	4,367
EPR Properties 4.75% 12/15/26	154,000	139,984
HCP 4.20% 3/1/24	42,000	42,438
Healthpeak Properties 3.88% 8/15/24	44,000	44,847
Hospitality Properties Trust 5.00% 8/15/22	18,000	12,878
LifeStorage 3.50% 7/1/26	40,000	38,138
Office Properties Income Trust 4.00% 7/15/22	66,000	64,535
Regency Centers
2.95% 9/15/29	240,000	226,260
4.65% 3/15/49	69,000	73,731
Ventas Realty 5.70% 9/30/43	19,000	20,041
		718,724
Retail–0.17%
Advance Auto Parts 4.50% 12/1/23	58,000	59,593
Dollar General 3.25% 4/15/23	32,000	32,541
Home Depot 2.00% 4/1/21	56,000	56,074
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's 4.55% 4/5/49	103,000	$ 113,982
QVC 5.45% 8/15/34	78,000	57,162
Starbucks 3.55% 8/15/29	300,000	314,843
Walgreens Boots Alliance
3.30% 11/18/21	54,000	54,781
4.50% 11/18/34	40,000	41,342
		730,318
Semiconductors–0.28%
Applied Materials 2.63% 10/1/20	336,000	336,759
Broadcom 3.63% 1/15/24	60,000	59,372
Micron Technology
4.19% 2/15/27	60,000	60,721
4.66% 2/15/30	100,000	104,527
NXP 5.35% 3/1/26	64,000	69,187
QUALCOMM 2.25% 5/20/20	540,000	539,930
Texas Instruments 2.63% 5/15/24	20,000	20,855
		1,191,351
Software–0.22%
Fiserv 3.80% 10/1/23	138,000	143,880
Microsoft 3.50% 2/12/35	36,000	42,613
Nuance Communications 1.00% 12/15/35	356,000	339,757
Oracle 3.60% 4/1/40	425,000	423,069
		949,319
Telecommunications–0.43%
AT&T
3.00% 6/30/22	46,000	46,389
3.40% 5/15/25	291,000	300,982
4.30% 2/15/30	30,000	32,290
4.50% 5/15/35	42,000	45,790
4.80% 6/15/44	309,000	344,276
5.15% 3/15/42	8,000	9,176
5.15% 11/15/46	12,000	14,112
5.35% 9/1/40	9,000	10,470
Orange 4.13% 9/14/21	220,000	225,018
Rogers Communications
4.30% 2/15/48	136,000	148,605
4.50% 3/15/43	52,000	59,250
Telefonica Emisiones 7.05% 6/20/36	32,000	38,161
Verizon Communications
4.40% 11/1/34	28,000	32,781
4.81% 3/15/39	44,000	54,222
Viavi Solutions
1.00% 3/1/24	252,000	265,687
1.75% 6/1/23	183,000	188,581
		1,815,790

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.19%
Burlington Northern Santa Fe 5.15% 9/1/43	315,000	$ 409,475
CSX 5.50% 4/15/41	34,000	40,080
FedEx
4.90% 1/15/34	38,000	40,579
5.10% 1/15/44	82,000	81,429
Norfolk Southern 3.40% 11/1/49	103,000	100,100
Union Pacific
3.65% 2/15/24	9,000	9,362
3.84% 3/20/60	51,000	54,578
4.15% 1/15/45	39,000	41,754
United Parcel Service 3.40% 11/15/46	22,000	21,473
		798,830
Trucking & Leasing–0.03%
Aviation Capital Group
2.88% 1/20/22	100,000	90,381
4.88% 10/1/25	66,000	58,825
		149,206
Total Corporate Bonds (Cost $24,042,872)		23,990,520
U.S. TREASURY OBLIGATIONS–3.71%
U.S. Treasury Bonds
4.50% 2/15/36	1,288,200	1,979,853
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.50% 8/15/39	3,600	$ 5,765
4.38% 5/15/40	7,200	11,448
2.38% 11/15/49	1,000,800	1,249,123
U.S. Treasury Notes
2.63% 11/15/20	54,400	55,239
0.50% 3/15/23	1,555,500	1,565,222
0.38% 3/31/22	5,180,700	5,194,461
U.S. Treasury Note
0.63% 3/31/27	1,480,200	1,488,353
0.50% 3/31/25	4,255,400	4,282,329
Total U.S. Treasury Obligations (Cost $15,300,943)		15,831,793

	Number of Shares
MONEY MARKET FUND–11.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	49,020,309	49,020,309
Total Money Market Fund (Cost $49,020,309)		49,020,309

TOTAL INVESTMENTS–95.85% (Cost $475,883,716)	408,985,423
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.15%	17,716,003
NET ASSETS APPLICABLE TO 43,097,794 SHARES OUTSTANDING–100.00%	$426,701,426

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(370,827)	USD	258,750	5/4/20	$—	$(4,859)
BNYM	CHF	(413,553)	USD	423,159	5/4/20	—	(7,287)
BNYM	EUR	(886,325)	USD	959,917	5/4/20	—	(18,962)
BNYM	GBP	(1,492,347)	USD	1,757,156	5/4/20	—	(97,898)
BOA	EUR	(2,975,103)	USD	3,276,630	4/3/20	—	(4,890)
GSI	EUR	627,562	USD	(691,551)	4/3/20	646	—
GSI	EUR	598,443	USD	(663,776)	4/3/20	—	(3,697)
GSI	EUR	(491,495)	USD	542,104	4/3/20	—	(12)
RBC	EUR	(2,974,785)	USD	3,276,527	4/3/20	—	(4,643)
SSB	CAD	(58,661)	USD	41,059	5/4/20	—	(641)
SSB	CAD	(127,478)	USD	90,968	5/4/20	348	—
SSB	CAD	42,545	USD	(30,102)	5/4/20	142	—
SSB	CHF	(139,112)	USD	143,666	5/4/20	—	(1,128)
SSB	CHF	(8,565)	USD	8,995	5/4/20	80	—
SSB	CHF	13,620	USD	(14,236)	5/4/20	—	(60)
SSB	EUR	725,611	USD	(820,791)	4/3/20	—	(20,447)
SSB	EUR	27,972	USD	(30,444)	5/4/20	449	—
SSB	EUR	(86,201)	USD	94,262	5/4/20	—	(940)
SSB	EUR	(35,212)	USD	39,260	5/4/20	371	—
SSB	GBP	(2,269,873)	USD	2,698,453	5/4/20	—	(123,101)
SSB	GBP	300,645	USD	(373,419)	5/4/20	297	—
Total Foreign Currency Exchange Contracts						$2,333	$(288,565)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(77)	90 Day IMM NEW BPound	$(5,994,450)	$(6,219,878)	6/15/20	$225,428	$—
(69)	Euro	(9,530,194)	(9,809,616)	6/15/20	279,422	—
(59)	Japanese Yen	(6,873,131)	(7,071,211)	6/15/20	198,080	—
					702,930	—
Equity Contracts:
(756)	E-mini S&P 500 Index	(97,134,660)	(95,933,617)	6/19/20	—	(1,201,043)
(333)	E-mini S&P MidCap 400 Index	(47,878,740)	(42,836,908)	6/19/20	—	(5,041,832)
(366)	Euro STOXX 50 Index	(11,088,573)	(9,358,978)	6/19/20	—	(1,729,595)
(94)	FTSE 100 Index	(6,579,864)	(5,845,115)	6/19/20	—	(734,750)
(44)	Nikkei 225 Index (OSE)	(7,742,199)	(7,682,498)	6/11/20	—	(59,701)
					—	(8,766,921)
Total Futures Contracts					$702,930	$(8,766,921)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
BNYM–BNY Mellon
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,298,646	$—	$—	$7,298,646
Air Freight & Logistics	2,314,952	—	—	2,314,952
Airlines	676,273	—	—	676,273
Auto Components	192,972	—	—	192,972
Automobiles	4,394,966	—	—	4,394,966
Banks	23,816,587	—	—	23,816,587
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Beverages	$4,703,081	$3,285,320	$—	$7,988,401
Biotechnology	3,393,198	—	—	3,393,198
Building Products	3,731,667	—	—	3,731,667
Capital Markets	9,815,803	—	—	9,815,803
Chemicals	7,787,030	758,341	—	8,545,371
Commercial Services & Supplies	855,104	—	—	855,104
Communications Equipment	2,204,131	—	—	2,204,131
Construction Materials	532,311	—	—	532,311
Consumer Finance	2,131,272	—	—	2,131,272
Containers & Packaging	3,369,552	—	—	3,369,552
Distributors	232,288	—	—	232,288
Diversified Financial Services	2,150,038	—	—	2,150,038
Diversified Telecommunication Services	3,691,086	1,301,458	—	4,992,544
Electric Utilities	18,864,661	1,826,907	—	20,691,568
Electrical Equipment	1,548,304	1,519,832	—	3,068,136
Electronic Equipment, Instruments & Components	1,633,582	—	—	1,633,582
Energy Equipment & Services	1,069,922	—	—	1,069,922
Entertainment	2,030,845	—	—	2,030,845
Equity Real Estate Investment Trusts	6,941,897	—	—	6,941,897
Food & Staples Retailing	4,334,082	—	—	4,334,082
Food Products	17,131,853	2,551,603	—	19,683,456
Health Care Equipment & Supplies	7,492,545	767,539	—	8,260,084
Health Care Providers & Services	9,105,476	—	—	9,105,476
Health Care Technology	697,209	—	—	697,209
Hotels, Restaurants & Leisure	3,300,841	—	—	3,300,841
Household Durables	646,861	—	—	646,861
Household Products	8,479,494	—	—	8,479,494
Industrial Conglomerates	2,312,197	1,029,438	—	3,341,635
Insurance	11,453,843	—	—	11,453,843
Interactive Media & Services	1,530,261	—	—	1,530,261
Internet & Direct Marketing Retail	2,218,839	—	—	2,218,839
IT Services	8,816,614	—	—	8,816,614
Life Sciences Tools & Services	1,903,903	—	—	1,903,903
Machinery	6,311,247	—	—	6,311,247
Media	4,748,430	—	—	4,748,430
Metals & Mining	888,852	—	—	888,852
Mortgage Real Estate Investment Trusts (REITs)	197,264	—	—	197,264
Multiline Retail	2,434,217	—	—	2,434,217
Multi-Utilities	9,524,636	—	—	9,524,636
Oil, Gas & Consumable Fuels	8,585,035	5,176,368	—	13,761,403
Personal Products	453,735	1,692,880	—	2,146,615
Pharmaceuticals	17,466,593	3,828,190	—	21,294,783
Professional Services	1,033,375	—	—	1,033,375
Real Estate Management & Development	237,875	—	—	237,875
Road & Rail	3,945,682	—	—	3,945,682
Semiconductors & Semiconductor Equipment	9,605,853	—	—	9,605,853
Software	7,386,869	—	—	7,386,869
Specialty Retail	4,153,998	674,287	—	4,828,285
Technology Hardware, Storage & Peripherals	3,939,389	—	—	3,939,389
Textiles, Apparel & Luxury Goods	2,314,340	—	—	2,314,340
Tobacco	4,909,552	—	—	4,909,552
Trading Companies & Distributors	588,979	—	—	588,979
Water Utilities	366,332	—	—	366,332
Wireless Telecommunication Services	391,394	1,799,149	—	2,190,543
Convertible Preferred Stock	224,516	—	—	224,516
Preferred Stock	26,517	—	—	26,517
Agency Obligation	—	105,890	—	105,890
Convertible Bonds	—	9,286,733	—	9,286,733
Corporate Bonds	—	23,990,520	—	23,990,520
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$15,831,793	$—	$15,831,793
Money Market Fund	49,020,309	—	—	49,020,309
Total Investments	$333,559,175	$75,426,248	$—	$408,985,423
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,333	$—	$2,333
Futures Contracts	$702,930	$—	$—	$702,930
Liabilities:
Foreign Currency Exchange Contracts	$—	$(288,565)	$—	$(288,565)
Futures Contracts	$(8,766,921)	$—	$—	$(8,766,921)
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
Common Stock-0.04%@
Lincoln National	$363,325	$—	$—	$—	$(201,273)	$162,052	6,157	$2,463	$—

@ As a percentage of Net Assets as of March 31, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
5. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP Invesco Select Equity Income Managed Volatility Fund–17